Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

The Company only operates in the United States through Abit USA Inc. The charge for 2024 represents the taxable situation of this subsidiary, as follows::

Taxation	Years Ended December 31

(Loss)/Income before taxes	(798,293)
Tax and surcharges for 2023	56,061
Current income tax provision	55,306
Deferred tax benefits	0
Total taxes	111,367

(Loss)/Income after taxes	(909,660)
Income tax computed at different regions statutory tax rate	0
Effect of non-taxable income	0
Effect of non-deductible expenses	0
Effect of preferential tax rate	0
Deferred tax assets losses not recognized	0
Others	0

Tax	111,367

Schedule of effective income tax rate reconciliation

Taxation	Years Ended December 31

(Loss)/Income before taxes	(798,293)
Tax and surcharges for 2023	56,061
Current income tax provision	55,306
Deferred tax benefits	0
Total taxes	111,367

(Loss)/Income after taxes	(909,660)
Income tax computed at different regions statutory tax rate	0
Effect of non-taxable income	0
Effect of non-deductible expenses	0
Effect of preferential tax rate	0
Deferred tax assets losses not recognized	0
Others	0

Tax	111,367